Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-1

Collection Period	04/01/15-04/30/15
Determination Date	5/11/2015
Distribution Date	5/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$191,334,889.88
2.	Collections allocable to Principal				$11,659,047.27
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$249,849.77

5.	Pool Balance on the close of the last day of the related Collection Period				$179,425,992.84
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				24,131
7.	Initial Pool Balance				$970,000,044.78

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$11,484,889.66		$0.00
	d.	Class A-4 Note Balance	$120,680,000.00		$120,255,992.62
	e.	Class B Note Balance	$20,370,000.00		$20,370,000.00
	f.	Class C Note Balance	$17,460,000.00		$17,460,000.00
	g.	Class D Note Balance	$16,490,000.00		$16,490,000.00

	h.	Note Balance (sum a-g)	$186,484,889.66		$174,575,992.62
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.0398781		0.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		0.9964865
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.1922525		0.1799753
10.	Overcollateralization Target Amount				$4,850,000.22
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,850,000.22
12.	Weighted Average Coupon			%	8.97%
13.	Weighted Average Original Term			months	67.67
14.	Weighted Average Remaining Term			months	25.17

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$1,448,062.27
	b.	Liquidation Proceeds allocable to Finance Charge			$1,482.36
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a-c)			$1,449,544.63
16.	Principal:
	a.	Collections allocable to Principal			$11,659,047.27
	b.	Liquidation Proceeds allocable to Principal			$304,296.05
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a-c)			$11,963,343.32

17.	Total Finance Charge and Principal Collections (15d + 16d)		$13,412,887.95
18.	Interest Income from Collection Account		$1,046.92
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$13,413,934.87

Available Funds

21.	Available Collections		$13,413,934.87
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$13,413,934.87

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$159,445.74
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$159,445.74

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a-c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e-g)	$0.00
	i.	Class A-3 Monthly Interest	$8,517.96
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i-k)	$8,517.96
	m.	Class A-4 Monthly Interest	$125,708.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m-o)	$125,708.33
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$29,876.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a-c)	$29,876.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,010.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a-c)	$32,010.00
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$42,461.75
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a-c)	$42,461.75
34.	Quaternary Principal Distributable Amount		$7,058,896.82
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$7,459,416.60
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$4,850,000.22
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$1,449,544.63
	b.	Total Daily Deposits of Principal Collections	$11,963,343.32
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,046.92

	e.	Total Deposits to Collection Account (sum a-d)	$13,413,934.87
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$159,445.74
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$12,147,471.08
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,104,518.05

	f.	Total Withdrawals from Collection Account (sum a-e)	$13,413,934.87

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$8,517.96
	d.	Class A-4 Interest Distribution	$125,708.33
	e.	Class B Interest Distribution	$29,876.00
	f.	Class C Interest Distribution	$32,010.00
	g.	Class D Interest Distribution	$42,461.75
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$11,484,889.66
	k.	Class A-4 Principal Distribution	$424,007.38
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a-n)	$12,147,471.08
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$11,493,407.62
	d.	Class A-4 Distribution	$549,715.71
	e.	Class B Distribution	$29,876.00
	f.	Class C Distribution	$32,010.00
	g.	Class D Distribution	$42,461.75

	h.	Total Withdrawals from Note Payment Account (sum a-g)	$12,147,471.08

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,104,518.05
	b.	Reserve Account surplus (Ln 55)	$210.95

	c.	Total Deposits to Certificate Payment Account (sum a-b)	$1,104,729.00
46.	Withdrawals
	a.	Certificateholder Distribution	$1,104,729.00

	b.	Total Withdrawals from Certificate Payment Account	$1,104,729.00

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,425,000.11	$2,425,000.11
	b.	Note Balance	$174,575,992.62
48.	Required Reserve Account Amount		$2,425,000.11

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,425,000.11
50.	Investment Earnings		$210.95
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,425,211.06
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$210.95

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,425,000.11
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$159,445.74
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$12,147,471.08
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,104,518.05
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$210.95
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$11,493,407.62
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$549,715.71
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$29,876.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,010.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$42,461.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,104,729.00

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$55,928.64
74.	Cumulative Net Losses			$17,166,374.88
75.	Cumulative Net Loss Percentage			1.7697%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	748	$7,538,352.32
	b.	61 to 90 days past due	245	$2,469,495.21
	c.	91 or more days past due	67	$665,389.93

	d.	Total Past Due (sum a-c)	1,060	10,673,237.46

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,146,704,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 11, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer